Group Statement of Comprehensive Income £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
Restatement Adjustments
Profit for the year	£ 37,656
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	(3,809)
Differences on exchange	(3,084)
Cash flow hedges
– net fair value (losses)/gains	(264)
– reclassified and reported in profit for the year	109
– reclassified and reported in total assets	(16)
Investments held at fair value
– net fair value losses	(27)
Net investment hedges
– net fair value (losses)/gains	425
– differences on exchange on borrowings	(68)
Associates – share of OCI, net of tax	(918)
Tax on items that may be reclassified	34
Items that will not be reclassified subsequently to profit or loss:	681
Retirement benefit schemes
– net actuarial gains/(losses)	833
– surplus recognition and minimum funding obligations	(6)
Associates – share of OCI, net of tax	25
Tax on items that will not be reclassified	(171)
Total other comprehensive income/(expense) for the year, net of tax	(3,128)
Total comprehensive income for the year, net of tax	34,528
Attributable to:
Owners of the parent	34,361
Non-controlling interests	167
Total comprehensive income for the year, net of tax	£ 34,528